Total
Poplar Forest Partners Fund
Poplar Forest Partners Fund
Investment Objective
The Poplar Forest Partners Fund (the “Partners Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class A shares and Institutional Class shares of the Partners Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 21 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the Statutory Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Poplar Forest Partners Fund	5.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Poplar Forest Partners Fund		Class A	Institutional Class
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.21%	0.21%
Expenses (as a percentage of Assets)		1.36%	1.11%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		1.25%	1.00%
[1]	Poplar Forest Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 1.00% of average daily net assets of the Fund, (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2021, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Poplar Forest Partners Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	621	899	1,197	2,044
Institutional Class	102	342	601	1,342

Portfolio Turnover.
The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.72% of the average value of its portfolio.

Principal Investment Strategy
The Partners Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally focuses on 25 to 35 companies with (i) an investment grade debt rating, (ii) a history of paying common stock dividends, and (iii) a market capitalization among the top 1,000 companies in the United States.
The Partners Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to the following factors:

1.	expected future profits;

2.	expected sustainable revenue and/or asset growth;

3.	expected cash investment needed to support expected growth;

4.	normalized earnings and free cash flow after considering Items 1 through 3 above; and

5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.
The Partners Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% of the Fund’s net assets will be invested in investment grade corporate debt and no more than 5% of the Fund’s net assets will be invested in non-investment grade (i.e., “junk” bonds) corporate debt. The Fund also may invest up to 20% of its net assets in foreign equity securities. Additionally, up to 15% of the Fund’s net assets may be invested in a combination of convertible securities, options on stocks, warrants and rights and other non-money market fund investment companies.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Partners Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Management Risk – If the Adviser’s investment strategies do not produce the expected results, the value of the Partners Fund could decrease.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value-Style Investing Risk – Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Large-Sized Companies Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Medium-Sized Companies Risk – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.

•
Foreign Securities Risk – Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•	Debt Securities Risk – The following risks are associated with the Partners Fund’s investment in debt securities.

◦
Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

◦
Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

◦
Credit Risk. The risk of loss on an investment due to the deterioration of an issuer’s financial strength. Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

◦
High-Yield Securities Risk. Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Convertible Securities Risk – Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Investment Company Risk – When the Fund invests in an exchange-traded fund (“ETF”) or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

The Partners Fund may be appropriate for investors who:

•	are pursuing long-term growth of capital;

•	want to add an investment with appreciation potential to diversify their investment portfolio; and

•	can accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following information provides some indication of the risks of investing in the Partners Fund. The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://poplarforestfunds.com/poplar-forest-partners-fund/ within the Fund documents or by calling the Fund toll-free at 1‑877‑522‑8860.

Calendar Year Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.42% (quarter ended March 31, 2013) and the lowest return for a calendar quarter was -20.97% (quarter ended December 31, 2018).

Average Annual Total Returns(for the periods ended December 31, 2019)
Average Annual Total Returns - Poplar Forest Partners Fund	Label	1 Year	5 Years	10 Years
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%
Class A	Class A Return Before Taxes	15.25%	3.14%	9.09%
Institutional Class	Institutional Class Return Before Taxes	21.64%	4.46%	9.92%
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	21.15%	3.45%	9.03%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.13%	3.39%	8.09%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Partners Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.

Poplar Forest Cornerstone Fund
Poplar Forest Cornerstone Fund
Investment Objective
The Poplar Forest Cornerstone Fund (the “Cornerstone Fund”) seeks to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Cornerstone Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 20 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”) and Appendix A to the Statutory Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Poplar Forest Cornerstone Fund	5.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Poplar Forest Cornerstone Fund		Class A	Institutional Class
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.85%	0.85%
Expenses (as a percentage of Assets)	[1]	1.90%	1.65%
Fee Waiver or Reimbursement	[2]	(0.74%)	(0.74%)
Net Expenses (as a percentage of Assets)		1.16%	0.91%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”).
[2]	Poplar Forest Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2021, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Cornerstone Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Cornerstone Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Poplar Forest Cornerstone Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	612	999	1,410	2,554
Institutional Class	93	448	827	1,892

Portfolio Turnover.
The Cornerstone Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Cornerstone Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.12% of the average value of its portfolio.

Principal Investment Strategy
The Cornerstone Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by building a balanced portfolio of debt and equity securities that aims to generate returns that exceed the Consumer Price Index by 3% per year while preserving capital. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”).
Equity securities in which the Fund may invest include, but are not limited to, common stocks, foreign equity securities, convertible securities, and options on stocks, warrants, rights, and/or other investment companies, including mutual funds and exchange-traded funds (“ETFs”). Equity securities will generally be selected based on qualitative analysis with individual positions no larger than 4% of net assets at time of purchase. The Fund may invest in medium-sized companies, which the Adviser defines by reference to those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $35.5 billion as of May 10, 2019, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase. Dividend paying companies with investment grade credit ratings will be the primary focus of the Fund’s equity investments. Weightings between equity and fixed income securities will be tactically allocated based on prospective return potential and risk factors although equity exposure will not generally exceed 75% of net assets.
Fixed income securities in which the Fund may invest include, but are not limited to, those of domestic governments, government agencies, inflation-protected securities, asset-backed securities, other investment companies, including mutual funds and ETFs, exchange-traded notes (“ETNs”), convertible securities, floating rate securities, mortgage-backed securities, municipalities and companies across a wide range of industries, and may be of any maturity and duration and include those that are rated below investment grade (i.e., “junk bonds”).
The Cornerstone Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom-up, fundamental analysis, paying particular attention to a company’s:

1.	expected future profits;

2.	expected sustainable revenue and/or asset growth;

3.	expected cash investment needed to support expected growth;

4.	normalized earnings and free cash flow after considering Items 1 through 3 above; and

5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

Principal Investment Risks
Losing a portion of your investment is a risk of investing in the Cornerstone Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Management Risk – If the Adviser’s investment strategies do not produce the expected results, the value of the Cornerstone Fund could decrease.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value-Style Investing Risk – Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•	Debt Securities Risk – The following risks are associated with the Fund’s investment in debt securities.

◦
Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

◦
Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

◦
Credit Risk. The risk of loss on an investment due to the deterioration of an issuer’s financial strength. Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

◦
High-Yield Securities Risk. Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

◦
Municipal Securities Risk. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

◦
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support.

◦
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

◦
Inflation Protected Securities Risk.  The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

•
Medium-Sized Companies Risk – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.

•
Foreign Securities Risk – The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Convertible Securities Risk – Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Investment Company Risk – When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

The Cornerstone Fund may be appropriate for investors who:

•	are interested in protecting their purchasing power by investing in common stocks; but

•	would prefer less volatility than would generally be inherent in an all equity account.

Performance
The following information provides some indication of the risks of investing in the Cornerstone Fund. The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://poplarforestfunds.com/poplar-forest-cornerstone-fund/ within the Fund documents or by calling the Fund toll-free at 1‑877‑522‑8860.

Calendar Year Total Returns as of December 31 - Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 9.35% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -13.95% (quarter ended December 31, 2018).

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Poplar Forest Cornerstone Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	11.70%	Dec. 31, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.05%	Dec. 31, 2014
60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses or taxes)	60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses, or taxes)	22.18%	8.37%	8.37%	Dec. 31, 2014
Consumer Price Index 3% (reflects no deduction for fees expenses or taxes)	Consumer Price Index +3% (reflects no deduction for fees, expenses, or taxes)	5.35%	4.87%	4.87%	Dec. 31, 2014
Class A	Class A Return Before Taxes	10.48%	3.41%	3.41%	Dec. 31, 2014
Institutional Class	Institutional Class Return Before Taxes	16.61%	4.73%	4.73%	Dec. 31, 2014
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	15.38%	3.74%	3.74%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.68%	3.59%	3.59%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Cornerstone Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.